Effect of change in presentation currency - CONSOLIDATED STATEMENT OF COMPREHNSIVE INCOME as previously reported (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Statement of comprehensive income
Profit/(loss) for the year | $		$ 41		$ (172)		$ (135)
Foreign currency translation adjustments:
Arising in the year | $		(390)		63		125
Foreign currency translation adjustments | $		(390)		63		125
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve | $		(254)		54		45
Movement out of reserve | $		258		(85)		(44)
Movement in deferred tax | $		1		(4)
Effective portion of changes in fair value of cash flow hedges | $		5		(35)		1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations | $		49		(139)		74
Deferred tax movement on employee benefit obligations | $		(6)		18		(28)
Total of items that will not be reclassified to income statement | $		43		(121)		46
Total other comprehensive income/(expense) for the year | $		(342)		(93)		172
Total comprehensive income/(expense) for the year | $		(301)		(265)		37
Attributable to:
Owners of the parent | $		(307)		(265)		37
Noncontrolling interests | $		6
Total comprehensive income/(expense) for the year | $		$ (301)		$ (265)		$ 37
Previously stated
Statement of comprehensive income
Profit/(loss) for the year | €	€ 34		€ (155)		€ (120)
Foreign currency translation adjustments:
Arising in the year | €	(1)		(55)		(139)
Foreign currency translation adjustments | €	(1)		(55)		(139)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve | €	(226)		50		44
Movement out of reserve | €	230		(77)		(43)
Movement in deferred tax | €	1		(4)
Effective portion of changes in fair value of cash flow hedges | €	5		(31)		1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations | €	43		(121)		72
Deferred tax movement on employee benefit obligations | €	(6)		16		(27)
Total of items that will not be reclassified to income statement | €	37		(105)		45
Total other comprehensive income/(expense) for the year | €	41		(191)		(93)
Total comprehensive income/(expense) for the year | €	75		(346)		(213)
Attributable to:
Owners of the parent | €	66		(346)		(213)
Noncontrolling interests | €	9
Total comprehensive income/(expense) for the year | €	€ 75		€ (346)		€ (213)